Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan $ in Millions, £ in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)
Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	$ 38,265	$ 33,442	$ 30,300	£ 24.6
– equities	6,131	5,386
– bonds	26,591	23,426
– derivatives	2,398	2,107
– other	3,145	2,523
Principal plan | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,006	878
– equities	0	0
– bonds	0	0
– derivatives	1,006	878
– other	0	0
Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	9,000	8,955
– equities	2,005	2,255
– bonds	5,871	5,811
– derivatives	0	(89)
– other	1,124	978
Other plans | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	114	239
– equities	0	0
– bonds	7	5
– derivatives	0	(85)
– other	107	319
Level 1 | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	33,624	29,379
– equities	5,503	4,722
– bonds	26,591	23,426
– derivatives	0	0
– other	1,530	1,231
Level 1 | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7,737	7,631
– equities	1,340	1,502
– bonds	5,714	5,592
– derivatives	39	44
– other	644	493
Level 3 of fair value hierarchy | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	4,641	4,063
– equities	628	664
– bonds	0	0
– derivatives	2,398	2,107
– other	1,615	1,292
Level 3 of fair value hierarchy | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,263	1,324
– equities	665	753
– bonds	157	219
– derivatives	(39)	(133)
– other	$ 480	$ 485